Land Use Rights, Net (Details) - Schedule of Land Use Rights - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Schedule of Land Use Rights [Abstract]
Land use rights, at cost	$ 1,734,351	$ 1,454,194
Less: accumulated amortization	(252,756)	(169,603)
Total land use rights, net	$ 1,481,595	$ 1,284,591